Revenues - Schedule of Revenue Recognized in Current Reporting Period that were Included in Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Passenger [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue recognized that was included in contract liabilities at the beginning of the year	¥ 7,216	¥ 6,218